SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Income and Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial income:
Foreign currency translation adjustments	$ 12	$ 10
Realized gain on marketable securities	1,862	326	689
Interest income and amortization/accretion of premium/discount on marketable securities	2	5	7
Dividend on equity marketable securities	85	160	216
Financial income	1,961	501	912
Financial expenses:
Bank charges	(20)	(28)	(33)
Foreign currency translation adjustments			(23)
Financial expense	(20)	(28)	(56)
Financial Inome (Expense), Net	$ 1,941	$ 473	$ 856